DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
DEBT
 DEBT
Short-Term Borrowings

	2016		2015
In millions of dollars	Balance	Weighted average coupon	Balance	Weighted average coupon
Commercial paper	$9,989	0.79%	$9,995	0.22%
Other borrowings(1)	20,712	1.39	11,084	1.5
Total	$30,701		$21,079

(1)
Includes borrowings from the Federal Home Loan Banks and other market participants. At December 31, 2016, collateralized short-term advances from the Federal Home Loan Banks were $12.0 billion. At December 31, 2015, no amounts were outstanding.

Borrowings under bank lines of credit may be at interest rates based on LIBOR, CD rates, the prime rate or bids submitted by the banks. Citigroup pays commitment fees for its lines of credit.
Some of Citigroup’s non-bank subsidiaries have credit facilities with Citigroup’s subsidiary depository institutions, including Citibank. Borrowings under these facilities are secured in accordance with Section 23A of the Federal Reserve Act.
Citigroup Global Markets Holdings Inc. (CGMHI) has borrowing agreements consisting of facilities that CGMHI has been advised are available, but where no contractual lending obligation exists. These arrangements are reviewed on an ongoing basis to ensure flexibility in meeting CGMHI’s short-term requirements.

Long-Term Debt

			Balances at December 31,
In millions of dollars	Weighted average coupon	Maturities	2016	2015
Citigroup Inc.(1)
Senior debt	4.00%	2017-2098	$118,881	$113,569
Subordinated debt(2)	4.48	2017-2046	26,758	26,875
Trust preferred securities	6.90	2036-2067	1,694	1,713
Bank(3)
Senior debt	1.88	2017-2038	49,454	55,131
Broker-dealer(4)
Senior debt	2.08	2017-2047	9,387	3,968
Subordinated debt(2)	0.95	2033-2037	4	19
Total	3.49%		$206,178	$201,275
Senior debt			$177,722	$172,668
Subordinated debt(2)			26,762	26,894
Trust preferred securities			1,694	1,713
Total			$206,178	$201,275

(1)	Parent holding company, Citigroup Inc.

(2)	Includes notes that are subordinated within certain countries, regions or subsidiaries.

(3)
Represents Citibank entities as well as other bank entities. At December 31, 2016 and December 31, 2015, collateralized long-term advances from the Federal Home Loan Banks were $21.6 billion and $17.8 billion, respectively.

(4)	Represents broker-dealer subsidiaries that are consolidated into Citigroup Inc., the parent holding company.

The Company issues both fixed- and variable-rate debt in a range of currencies. It uses derivative contracts, primarily interest rate swaps, to effectively convert a portion of its fixed-rate debt to variable-rate debt and variable-rate debt to fixed-rate debt. The maturity structure of the derivatives generally corresponds to the maturity structure of the debt being hedged. In addition, the Company uses other derivative contracts to manage the foreign exchange impact of certain debt issuances. At December 31, 2016, the Company’s overall weighted average interest rate for long-term debt was 3.49% on a contractual basis and 2.63% including the effects of derivative contracts.

Aggregate annual maturities of long-term debt obligations (based on final maturity dates) including trust preferred securities are as follows:

In millions of dollars	2017	2018	2019	2020	2021	Thereafter	Total
Bank	$15,046	$24,128	$4,865	$445	$3,903	$1,067	$49,454
Broker-dealer	2,637	1,388	283	1,103	168	3,812	9,391
Citigroup Inc.	18,442	20,573	16,865	8,627	15,060	67,766	147,333
Total	$36,125	$46,089	$22,013	$10,175	$19,131	$72,645	$206,178

The following table summarizes the Company’s outstanding trust preferred securities at December 31, 2016:

						Junior subordinated debentures owned by trust
Trust	Issuance date	Securities issued	Liquidation value(1)	Coupon rate(2)	Common shares issued to parent	Amount	Maturity	Redeemable by issuer beginning
In millions of dollars, except share amounts
Citigroup Capital III	Dec. 1996	194,053	$194	7.625%	6,003	$200	Dec. 1, 2036	Not redeemable
Citigroup Capital XIII	Sept. 2010	89,840,000	2,246	3 mo LIBOR + 637 bps	1,000	2,246	Oct. 30, 2040	Oct. 30, 2015
Citigroup Capital XVIII	June 2007	99,901	123	6.829	50	124	June 28, 2067	June 28, 2017
Total obligated			$2,563			$2,570

Note: Distributions on the trust preferred securities and interest on the subordinated debentures are payable semi-annually for Citigroup Capital III and Citigroup Capital XVIII and quarterly for Citigroup Capital XIII.

(1)	Represents the notional value received by investors from the trusts at the time of issuance.

(2)	In each case, the coupon rate on the subordinated debentures is the same as that on the trust preferred securities.